Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 22,664	$ 18,135	$ 18,062
Operating income	5,040	$ 5,350	$ 4,686
Billing and related services [Member]
Revenues	16,547
Operating income	4,254
Messaging [Member]
Revenues	6,117
Operating income	$ 786